Investments in Associates - Summary of Significant Investments in Associates (Detail) - CAD ($) $ in Millions		9 Months Ended
		Jul. 31, 2026	Apr. 30, 2026	Oct. 31, 2025
KeyCorp [member]
Disclosure of associates [line items]
Country of incorporation	[1]	United States
Nature of business	[1]	Banking
Ownership percentage	[1]	14.90%
Date of financial statements	[1],[2]	Jun. 30, 2026
Carrying value	[1]	$ 4,398	$ 4,277	$ 4,379
Davivienda Group S.A. [member]
Disclosure of associates [line items]
Country of incorporation	[3]	Colombia
Nature of business	[3]	Banking
Ownership percentage	[3]	20.30%
Date of financial statements	[2],[3]	Mar. 31, 2026
Carrying value	[3]	$ 1,724	1,425
Bank of Xi'an Co. Ltd [member]
Disclosure of associates [line items]
Country of incorporation	[4]	China
Nature of business	[4]	Banking
Ownership percentage	[4]	18.10%
Date of financial statements	[2],[4]	Mar. 31, 2026
Carrying value	[4]	$ 833	786	729
Maduro & Curiel's Bank N.V. [member]
Disclosure of associates [line items]
Country of incorporation	[5]	Curacao
Nature of business	[5]	Banking
Ownership percentage	[5]	48.10%
Date of financial statements	[2],[4]	Jun. 30, 2026
Carrying value	[5]	$ 608	$ 575	$ 570

[1]	Based on the quoted price on the New York Stock Exchange, the market value of the Bank’s Investment in KeyCorp was $4,987 (April 30, 2026 – $4,793; October 31, 2025 – $4,018). The Bank has significant influence over KeyCorp through a combination of its ownership interest and board representation. During the period, dividends received from KeyCorp of $45 were recognized as a reduction in the carrying value of the investment in associate.
[2]	Represents the date of the most recent financial statements.
[3]	On December 1, 2025, the Bank completed the sale of its banking operations in Colombia, Costa Rica and Panama to Davivienda Group S.A. in exchange for 20.3% ownership interest in the combined Davivienda Group S.A. The Bank’s ownership consists of 14.99% voting common shares and the remainder in non-voting preferred shares. There is no quoted market price for the common shares. Following the closing, the investment was recognized at a fair value of $1,370 million as the Bank has significant influence over Davivienda Group S.A. given its board representation and ownership interest. Refer to Note 19 for further details.
[4]	Based on the quoted price on the Shanghai Stock Exchange, the Bank’s Investment in Bank of Xi’an Co. Ltd. was $613 (April 30, 2026 – $591; October 31, 2025 – $617). The Bank has significant influence over the Bank of Xi’an Co. Ltd. through a combination of its ownership interest and board representation.
[5]	The local regulator requires financial institutions to set aside reserves for general banking risks. These reserves are not required under IFRS, and represent undistributed retained earnings related to a foreign associated corporation, which are subject to local regulatory restrictions. As of July 31, 2026, these reserves amounted to $80 (April 30, 2026 - $77; October 31, 2025 – $76).